Borrowings (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Current
Term bank loans (Refer note below)	[1],[2],[3],[4],[5],[6],[7]	₨ 2,818,144		₨ 1,740,076
Other working capital facilities (Refer note below)	[8],[9],[10],[11],[12],[13],[14],[15],[16],[17],[18]	2,899,996		3,367,962
Borrowings from others (Refer note below)	[4],[7]	946,945		602,317
Current borrowings and current portion of non-current borrowings		6,665,085		5,710,355
Non current [abstract]
Term bank loans (Refer note below)	[1],[2],[3],[4],[5],[6],[7]	13,076,474		9,874,545
Borrowings from others (Refer note below)	[4],[7],[19]	10,273,389		5,943,089
Non-current portion of non-current borrowings		₨ 23,349,863	$ 280,062	₨ 15,817,634

[1]	During the FY 2020-21, the company has entered into External Commercial Borrowing (ECB) facility agreement for $5 Million and drawn down $5 Million out of sanctioned loan during FY 2020-21 and repaid $ 0.5 Million in FY 2021-22, $ 10 in FY 2022-23 & $ 1 Million in FY 2023-24. The Company has also entered into agreement for currency swap (from USD to INR) to fully hedge foreign currency exposure towards principal repayment and interest rate swap from floating to fixed.
[2]	Of the above, facilities amounting to ₹ 1,810 Million (Previous Year : ₹ 747 Million) by the Company is primarily secured by way of pari-passu charge on the project Receivables and charge on movable fixed assets disbursed under Chennai DC Project.Out of this ₹ 346 Million is loan availed from others (NBFC).
[3]	Of the above, facilities amounting to ₹ 3,076 Million (Previous Year : ₹ 1,635 Million) by the Company is primarily secured by way of pari-passu charge on the project Receivables and charge on movable fixed assets disbursed under Noida DC Project..
[4]	Of the above, facilities amounting to ₹ 5,001 Million (Previous Year : ₹ 2,804 Million) by the Company is primarily secured by way of pari-passu charge on the project Receivables and charge on movable fixed assets disbursed under Rabale T5 DC Project.
[5]	The Company has adjusted the processing charges paid with respect to borrowings from borrowings from banks ₹ 162 Million (Previous year ₹ 185 Million).
[6]	The term loans bear interest rate ranging from 7.20% to 10.84% repayable in quarterly instalments within a tenor of 3 to 6 years after moratorium period ranging from 6 months to 2 years in certain cases.
[7]	i.Of total term loan balance ₹ 3,899 Million (previous year ₹ 3,867 Million) is primarily secured by charge on movable fixed assets funded by term loan and also secured by project receivables. Of the total term loan balance, an amount of ₹ 102 Million (previous year ₹ 306 Million) including current maturity is primarily secured against the specific project receivables of the company and ₹ 334 Million (previous year ₹ 553 Million) is secured by moveable fixed assets funded out of Term Loan. ii.Of total term loan balance ₹ 3,672 Million (previous year ₹ 1,958 Million), ₹ 770 Million (previous year ₹ 475 Million) and are primarily secured by a cover of 1.25 times charge on identifiable movable fixed assets and 402 Million (previous year ₹ 483 Million) and are primarily secured by movable fixed assets funded out of term loan. ₹ 1,000 Million (previous year ₹ NIL ) Exclusive Charge on assets created out of the capex for which reimbursement is sought, an amount of ₹ 1,500 Million (previous year ₹ 1,000 Million) is also primarily secured by the exclusive charge on Specific Movable Fixed Assets coverage of 1.10x, with Second pari-passu charge on entire current assets of the Borrower, including trade/ bills receivables, book debts, etc. both present & future, excluding the Cash margin lien marked or Current Assets specifically funded by other lenders.
[8]	During the FY 2020-21, Print house (India) Pvt Ltd had issued 9% Non-Convertible Redeemable Preference Shares to Raju Vegesna Infotech & Industries Pvt Ltd., on private placement basis amounting to ₹ 500 Million. The Preference share capital are redeemable at par value at maturity, i.e. 20 years from the date of allotment. Accordingly, these are accounted for Financial instruments. During the year, The terms of the Preference Shares are changed to 6% Non-Cumulative compulsorily convertible preference shares.
[9]	In addition to the above, out of these loans repayable on demand from banks,(i) exposure amounting to ₹ 2,224 Millions (previous year ₹ 2,586 Millions) is secured collaterally by way of pari-passu charge on the unencumbered movable fixed assets of the Company, both present and future.(ii) exposure amounting to ₹ 1,287 Millions (previous year ₹ 1,335 Millions) is secured collaterally by way of equitable mortgage over the properties at Tidel Park, Chennai, Vashi 6th floor, Vile Parle at Mumbai.(iii) exposure amounting to ₹ 1,287 Millions (previous year ₹ 1,335 Millions) is secured collaterally by way of equitable mortgage over the properties at Tidel Park, Chennai, Vashi 6th floor, Vile Parle at Mumbai.(iv) the exposure amounting to ₹ 426 Millions (previous year ₹ 876 Millions) is collaterally secured by equitable mortgage over the Vashi 5th floor property at Mumbai.
[10]	Of fhe above, facilities amounting to ₹ 620 Millions (previous year ₹ Nil) are primarily secured by way of pari-passu charge on current assets of the Company, both present and future.
[11]	Of the above, facilities amounting to ₹ 1,575 Millions (Previous Year : ₹ 1,659 Millions), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.
[12]	Of the above, facilities amounting to ₹ Nil (previous year ₹ 374 Millions) are secured by way of pari-passu charge on current assets. Out of which ₹ Nil (previous year ₹ 25 Millions) has first pari-passu charge on unencumbered movable fixed assets of the Company.
[13]	The Company has adjusted the processing charges paid with respect to borrowings from borrowings from banks ₹ 648 (Previous year ₹ 532).
[14]	The above facilities amounting to ₹ 279 Millions (previous year ₹ 732 Millions), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.
[15]	The above facilities amounting to ₹ 729 Millions (previous year ₹ 715 Millions), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.
[16]	The loans in the nature of Buyers Credit bear interest rate 2.97% to 6.23% (previous year 0.79% to 1.73%)..
[17]	These bear interest rate ranging from 0% to 9.9% (Previous Year: 0% to 10.50%) and repayable over a period of 12 to 60 months on equated monthly / quarterly instalments.
[18]	These working capital facilities bear interest ranging from 0% p.a. to 9.30%. [Previous year: 0% p.a. to 9.30% p.a.] and these facilities are subject to renewal annually.
[19]	During the financial year 2021-22, Kotak Special Situations Fund (KSSF) subscribed to 2,00,00,000 (two crore) Series 1 Compulsorily Convertible Debentures (CCDs) with face value of ₹ 100 each amounting to ₹ 2,000 Million and 1% of 2,00,00,000 (two crore) Series 2 Compulsorily Convertible Debentures (CCD) with face value of ₹ 100 each amounting to ₹ 20 Millions. The CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031 and the conversion ratio shall be decided based on the equity valuation as at March 31, 2023. Since the fixed to fixed test is satisfied as per Ind AS 32 the above CCDs are presented as Equity. During the year under review, Kotak Special Situations Fund (KSSF) subscribed to additional 1,98,00,000 Series 2 Compulsorily Convertible Debentures (CCD) with face value of ₹ 100 each amounting to ₹ 1,980 Million. Further, the Company has the option and right to require KSSF to acquire additional compulsory convertible debentures of the Company (“Additional CCDs”) in one or more tranches during FY 2023, FY 2024, FY 2025 or by October 1, 2026 for up to an aggregate subscription amount of ₹ 6,000 Million. The CCDs are secured by secondary charge over identified movable assets of Data Center facility. On July 20, 2023, SISL entered into an assignment letter with KSSF for the transfer of ₹ 6,000 Millions to Kotak Data Centre Fund (“KDCF”). During the financial year 2023-24, Kotak Data Center Fund (KDCF) subscribed to additional 1,20,00,000 Series 5 Compulsorily Convertible Debentures (CCD) with face value of INR 100 each amounting to ₹ 1,200. The CCDs shall be fully, mandatorily and compulsorily converted into equity shares by March 31, 2033 and the conversion ratio shall be decided based on the equity valuation of next financial year following the financial year of drawdown of CCD money. These CCD's carry a coupon rate of 6%p.a payable half-yearly. The Tranche - I, CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031 and the conversion ratio is decided based on the equity valuation as at March 31, 2023 as 0.8112. Since the fixed to fixed test is satisfied as per IAS 32 the above CCDs are presented as Equity (refer note 16a)